ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2024
ACCOUNTS RECEIVABLE
Schedule of accounts receivable
	As of March 31,	As of March 31,
	2024	2023
Accounts receivable	$11,360	$-
Total	$11,360	$-